CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Beginning Balances at Dec. 31, 2021	$ 1,000	$ 43,399,000	$ (14,444,000)	$ 28,956,000
Beginning Balances (in shares) at Dec. 31, 2021	645,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		4,000		4,000
Exercise of stock options (in shares)	40
Share issuance, net		5,195,000		5,195,000
Share issuance, net (in shares)	278,804
Stock-based compensation		1,420,000		1,420,000
Stock-based compensation (in shares)	126,311
Tax impact of equity transactions		2,000		2,000
Net loss			(30,112,000)	(30,112,000)
Ending Balance at Dec. 31, 2022	$ 1,000	50,020,000	(44,556,000)	5,465,000
Ending Balance (in shares) at Dec. 31, 2022	1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(3,144)
Ending Balance at Mar. 31, 2023				2,611,000
Beginning Balances at Dec. 31, 2022	$ 1,000	50,020,000	(44,556,000)	5,465,000
Beginning Balances (in shares) at Dec. 31, 2022	1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(9,196)
Ending Balance at Jun. 30, 2023				1,564,000
Beginning Balances at Dec. 31, 2022	$ 1,000	50,020,000	(44,556,000)	5,465,000
Beginning Balances (in shares) at Dec. 31, 2022	1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(16,635)
Ending Balance at Sep. 30, 2023				(5,834,000)
Beginning Balances at Dec. 31, 2022	$ 1,000	50,020,000	(44,556,000)	5,465,000
Beginning Balances (in shares) at Dec. 31, 2022	1,051,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	750,000
Share issuance, net	$ 5,000	5,378,000		5,383,000
Share issuance, net (in shares)	4,091,667
Share issuance, acquisition related	$ 1,000	204,000		205,000
Share issuance, acquisition related (in shares)	547,946
Stock-based compensation		(300,000)		(300,000)
Stock-based compensation (in shares)	268,581
Tax impact of equity transactions		(10,000)		(10,000)
Net loss			(26,078,000)	(26,078,000)
Fractional shares issued related to reverse split (shares)	11,168
Ending Balance at Dec. 31, 2023	$ 7,000	$ 55,292,000	$ (70,634,000)	(15,335,000)
Ending Balance (in shares) at Dec. 31, 2023	6,720,460
Beginning Balances at Mar. 31, 2023				2,611,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(6,052)
Ending Balance at Jun. 30, 2023				$ 1,564,000